INCOME TAX - Income Tax Components (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Current income tax recovery (expense)	$ 47	$ (81)
Deferred income tax expense	(20)	(19)
Income tax expense	$ 27	$ (100)